UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-09

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC         05-07-09
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      30

Form 13F Information Table Value Total:  $   83,795
                                         -----------
                                         (thousands)

                                                      SCHALLER INVESTMENT GROUP
                                                              FORM 13F
                                                                 SEC
                                                            March 31, 2009

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autoliv                        COM              052800109      919    49500 SH       Sole                    49500
Autozone                       COM              053332102     3519    21640 SH       Sole                    21640
Berkshire Hthwy Cl B           COM              084670207    16759     5943 SH       Sole                     5943
Canadian Natural Resources     COM              136385101     6542   169650 SH       Sole                   169650
Dish Network Cl A              COM              25470m109     5289   476030 SH       Sole                   476030
Echostar                       COM              278768106     1469    99054 SH       Sole                    99054
Enstar Group                   COM              g3075p101     1126    20000 SH       Sole                    20000
Fastenal                       COM              311900104     6575   204475 SH       Sole                   204475
Fortescue Metal Group          COM              q39360104      885   500000 SH       Sole                   500000
GANNETT CO INC                 COM              364730101      550   250000 SH       Sole                   250000
Goldman Sachs                  COM              38141g104      212     2000 SH       Sole                     2000
Homefed Corp                   COM              43739d307     1836   122427 SH       Sole                   122427
Idexx Labs                     COM              45168d104     6293   181985 SH       Sole                   181985
Imperial Metals Corp           COM              452892102     1341   500000 SH       Sole                   500000
J.P. Morgan Chase              COM              46625H100      266    10000 SH       Sole                    10000
Johnson & Johnson              COM              478160104     2920    55509 SH       Sole                    55509
Leucadia National              COM              527288104     3588   240950 SH       Sole                   240950
MCMORAN EXPLORATION COMPANY CO COM              582411104      799   170000 SH       Sole                   170000
MONSANTO CO NEW                COM              61166w101      831    10000 SH       Sole                    10000
Mohawk Industries              COM              608190104     3686   123385 SH       Sole                   123385
Pfizer                         COM              717081103     1320    96901 SH       Sole                    96901
RITCHIE BROS AUCTIONEERS INC   COM              767744105      372    20000 SH       Sole                    20000
SL GREEN REALTY CORP           COM              78440x101      367    34000 SH       Sole                    34000
Strayer Education              COM              863236105     2847    15830 SH       Sole                    15830
Target                         COM              87612e106     1336    38840 SH       Sole                    38840
WATERS CORP                    COM              941848103     1108    30000 SH       Sole                    30000
WELLCARE HEALTH PLANS INC      COM              94946t106     1125   100000 SH       Sole                   100000
Walgreen                       COM              931422109     3375   130000 SH       Sole                   130000
Wells Fargo                    COM              949746101     5647   396575 SH       Sole                   396575
BHP BILLITON LTD SPONSORED ADR                  088606108      892    20000 SH       Sole                    20000